SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 90,039	$ 89,634
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	58,263	54,656
Europe [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	1,523	3,117
United States [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	22,174	23,287
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	4,786	5,180
Others [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 3,291	$ 3,395